UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/11

Date of reporting period: 09/30/11

Item 1. Schedule of Investments.

Schedule of INVESTMENTS September 30, 2011 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit — 34.1%
Australia & New Zealand Banking Group/NY
0.225%, 10/12/2011	$50,000	$50,000
Bank of Montreal/Chicago
0.110%, 10/3/2011	70,100	70,100
0.252%, 10/3/2011	60,000	60,000
Bank of Nova Scotia/Houston Δ
0.340%, 12/8/2011	59,000	59,017
0.256%, 12/9/2011	25,000	25,000
0.300%, 1/20/2012	50,000	50,000
0.581%, 3/5/2012	9,000	9,009
0.587%, 3/12/2012	10,000	10,011
0.460%, 9/10/2012	75,000	75,000
Barclays Bank/NY
0.281%, 10/21/2011	65,000	65,000
BNP Paribas/NY
0.633%, 11/30/2011	36,000	36,012
Canadian Imperial Bank of Commerce/NY
0.230%, 2/28/2012 Δ	74,000	74,000
Credit Agricole Corporate & Investment Bank/NY
0.410%, 10/11/2011	65,000	65,000
Credit Suisse/NY
0.130%, 10/3/2011	65,000	65,000
0.180%, 10/7/2011	50,000	50,000
0.285%, 10/25/2011	25,000	25,000
0.310%, 11/21/2011	75,000	75,000
Deutsche Bank/NY
0.312%, 10/5/2011	39,000	39,000
0.262%, 11/10/2011 Δ	35,000	35,000
DnB NOR Bank/NY
0.259%, 10/14/2011	60,000	60,000
0.300%, 12/1/2011	50,000	50,000
0.362%, 3/2/2012 Δ	40,000	40,000
Lloyds TSB Bank/NY
0.460%, 10/25/2011	71,500	71,501
0.504%, 11/1/2011	60,000	60,000
National Australia Bank/NY
0.256%, 10/6/2011	58,000	58,000
0.301%, 11/9/2011 Δ	19,200	19,200
0.339%, 12/1/2011	11,500	11,501
0.619%, 12/30/2011	50,000	50,026
0.358%, 3/23/2012 Δ	9,900	9,898
0.316%, 5/21/2012 Δ	35,000	35,000
Nordea Bank Finland/NY
0.200%, 10/11/2011	50,000	50,000
0.549%, 10/14/2011	36,300	36,304
0.180%, 11/1/2011	15,000	15,000
0.240%, 11/8/2011	30,000	29,999
0.260%, 11/14/2011	13,000	13,001
0.474%, 2/1/2012 Δ	6,000	6,004
Rabobank Nederland/NY
0.295%, 11/10/2011 Δ	60,000	60,000
0.490%, 3/26/2012	50,000	50,000
0.339%, 3/30/2012 Δ	10,000	10,000
0.299%, 5/29/2012 Δ	60,000	60,000
Royal Bank of Canada/NY Δ
0.260%, 11/10/2011	5,000	5,000
0.330%, 12/2/2011	29,500	29,505
0.331%, 3/5/2012	50,000	49,992
0.285%, 6/18/2012	24,850	24,850
0.480%, 9/10/2012	53,500	53,500
Royal Bank of Scotland/CT
0.553%, 10/25/2011	60,000	60,000
Skandinaviska Enskilda Banken/NY
0.490%, 10/3/2011	8,000	8,000
0.280%, 10/7/2011	25,000	25,000
0.250%, 10/14/2011	40,000	40,000
0.440%, 11/18/2011	64,000	64,000
Societe Generale/NY

DESCRIPTION	PAR	VALUE >
0.390%, 10/21/2011	30,000	30,000
0.422%, 12/9/2011	39,600	39,600
Svenska Handelsbanken/NY
0.205%, 10/4/2011	45,000	45,000
0.305%, 11/23/2011	15,000	15,000
0.305%, 11/28/2011	44,175	44,175
0.340%, 1/31/2012	39,000	38,991
Toronto-Dominion Bank/NY
0.307%, 10/28/2011	114,300	114,305
0.260%, 1/9/2012	32,150	32,150
0.242%, 5/3/2012 Δ	50,000	50,000
UBS/Stamford CT
0.220%, 10/11/2011	50,000	49,999
0.306%, 10/14/2011 Δ	65,000	65,000
0.630%, 10/20/2011	36,000	36,005
Westpac Banking/NY
0.200%, 11/10/2011 Δ	65,000	65,000
0.280%, 11/21/2011 Δ	10,000	10,000
0.619%, 12/30/2011	18,750	18,763
0.300%, 2/17/2012 Δ	40,000	40,000
0.350%, 2/27/2012 Δ	50,000	50,000
0.319%, 6/15/2012 Δ	20,000	20,000
Total Certificates of Deposit

(Cost $2,856,418)		2,856,418

Variable Rate Demand Notes Δ — 12.2%
ABAG Finance Authority for Nonprofit Corporations, Point Loma Nazarene University, Series 2008 (LOC: Wells Fargo Bank)
0.100%, 10/7/2011	16,930	16,930
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.150%, 10/7/2011	14,340	14,340
Broward County Educational Facilities Authority, Nova Southeastern University, Series 2008A (LOC: Bank of America)
0.180%, 10/3/2011	17,000	17,000
California Health Facilities Financing Authority, Catholic Healthcare West, Series 2004K (LOC: Bank of America)
0.150%, 10/7/2011	20,000	20,000
California Health Facilities Financing Authority, Scripps Health, Series 2008D (LOC: Bank of America)
0.160%, 10/7/2011	8,865	8,865
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.130%, 10/7/2011	6,400	6,400
Calleguas-Las Virgines Public Financing Authority, Calleguas Municipal Water District, Series 2008A (LOC: Wells Fargo Bank)
0.100%, 10/7/2011	17,240	17,240
Charlotte Douglas International Airport, Series 2008D (LOC: Bank of America)
0.190%, 10/7/2011	14,670	14,670
Colorado Educational & Cultural Facilities Authority, Mesivta of Greater L.A., Series 2005 (LOC: Deutsche Bank)
0.190%, 10/7/2011	4,495	4,495
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.140%, 10/7/2011	33,250	33,250
District of Columbia, Council on Foreign Relations, Series 2007 (LOC: Bank of America)
0.230%, 10/7/2011	11,300	11,300
El Dorado Irrigation District & El Dorado Water Agency, Series 2008A (LOC: Citibank)
0.130%, 10/7/2011	22,700	22,700
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.130%, 10/7/2011	18,250	18,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase Bank)
0.150%, 10/7/2011	49,600	49,600
Hamilton County Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.130%, 10/7/2011	7,900	7,900
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group (LOC: PNC Bank)
Series 2009A
0.120%, 10/7/2011	7,500	7,500
Series 2009E
0.120%, 10/7/2011	9,375	9,375
Houston Airport Systems Revenue, Series 2010 (LOC: Barclays Bank)
0.130%, 10/7/2011	13,230	13,230
Hulbert Economic Development Authority, Clear Creek Monastery, Series 2010 (LOC: Bank of America)

DESCRIPTION	PAR	VALUE >
0.240%, 10/7/2011	8,240	8,240
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust) (LOC: Harris Trust & Savings) (LOC: Bank One)
0.130%, 10/7/2011	4,000	4,000
Illinois Finance Authority Pollution Control Revenue, Commonwealth Edison, Series 2008F (LOC: JPMorgan Chase Bank)
0.130%, 10/7/2011	6,200	6,200
Illinois Finance Authority Revenue, Carle Foundation, Series 2009C (LOC: Northern Trust Company)
0.080%, 10/7/2011	10,500	10,500
Illinois State Toll Highway Authority, Series 2007 A-1b (LOC: PNC Bank)
0.130%, 10/7/2011	12,000	12,000
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.130%, 10/7/2011	11,400	11,400
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.120%, 10/7/2011	14,600	14,600
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.130%, 10/7/2011	8,000	8,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.120%, 10/7/2011	7,420	7,420
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.120%, 10/7/2011	9,200	9,200
Indiana Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2011G (LOC: Bank of New York Mellon)
0.120%, 10/7/2011	24,210	24,210
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.140%, 10/7/2011	3,250	3,250
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series 2009 B-3 (LOC: Branch Banking & Trust)
0.100%, 10/7/2011	9,000	9,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.120%, 10/7/2011	21,915	21,915
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007B (LOC: Bank of America)
0.190%, 10/7/2011	9,150	9,150
Maryland State Health & Higher Education Authority, Pickersgill, Series 2005A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.140%, 10/7/2011	21,030	21,030
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985 A (LOC: JPMorgan Chase Bank)
0.140%, 10/7/2011	2,750	2,750
Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Series 2004 M4A (LOC: Bank of America)
0.220%, 10/7/2011	17,515	17,515
Massachusetts Health & Educational Facilities Authority, Southcoast Health System Obligated Group, Series 2008C (LOC: Bank of America)
0.150%, 10/7/2011	17,365	17,365
Michigan State Building Authority, Series 2007I (LOC: JPMorgan Chase Bank)
0.140%, 10/7/2011	5,800	5,800
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase Bank)
0.200%, 10/7/2011	4,945	4,945
Minneapolis & St. Paul Housing, Alliance Health System, Series 2007 C-1 (LOC: Wells Fargo Bank)
0.130%, 10/7/2011	18,500	18,500
Mississippi Business Finance Gulf Opportunity Zone Revenue, Chevron U.S.A.
Series 2007A
0.100%, 10/3/2011	63,070	63,070
Series 2010A
0.120%, 10/7/2011	71,000	71,000
Series 2010C
0.100%, 10/7/2011	10,000	10,000
Series 2010F
0.100%, 10/7/2011	25,500	25,500
Mississippi Business Finance, Promenade D'Iberville, Series 2008 (LOC: Wells Fargo Bank)
0.150%, 10/7/2011	5,100	5,100
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA (LOC: National Australia Bank)
Series 2011A
0.100%, 10/7/2011	4,000	4,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA (LOC: Australia & New Zealand Banking Group)
Series 2011B
0.100%, 10/7/2011	8,000	8,000
New Hampshire Health & Higher Education Facilities Authority, Hunt Community, Series 1996 (LOC: TD Bank)

DESCRIPTION	PAR	VALUE >
0.120%, 10/7/2011	9,420	9,420
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.130%, 10/7/2011	35,000	35,000
New York City Industrial Development Agency, Touro College, Series 2007 (LOC: JPMorgan Chase Bank)
0.130%, 10/7/2011	8,000	8,000
New York City, Series 2006E-3 (LOC: Bank of America)
0.100%, 10/7/2011	9,590	9,590
New York State Housing Finance Agency, 29 Flatbush Avenue Housing Revenue, Series 2010A (LOC: Bank of America)
0.170%, 10/7/2011	48,500	48,500
New York State Housing Finance Agency, Archstone Westbury Housing Revenue, ASN Roosevelt Center, Series 2004A (LOC: Bank of America) (AMT)
0.150%, 10/7/2011	24,400	24,400
New York State Housing Finance Agency, Gotham West Housing Revenue, Series 2011A-2 (LOC: Wells Fargo Bank)
0.090%, 10/7/2011	12,740	12,740
North Broward Hospital District, Series 2008A (LOC: TD Bank)
0.130%, 10/7/2011	30,100	30,100
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.120%, 10/7/2011	8,700	8,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.150%, 10/7/2011	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.130%, 10/7/2011	6,250	6,250
Philadelphia School District/PA, Series 2010G (LOC: Wells Fargo Bank) (STAID)
0.130%, 10/7/2011	6,900	6,900
San Bernardino County, Series 2008B (LOC: Bank of America)
0.350%, 10/7/2011	21,398	21,398
Santa Clara Electric Revenue, Series 2008B (LOC: Bank of America)
0.160%, 10/7/2011	14,735	14,735
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.150%, 10/7/2011	5,000	5,000
St. Joseph County Hospital Authority, Memorial Health System, Series 2008A (LOC: JPMorgan Chase Bank)
0.150%, 10/7/2011	12,900	12,900
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.130%, 10/7/2011	1,300	1,300
Vermont State Student Assistance (LOC: Lloyds Bank) (AMT)
Series 2008C-1
0.150%, 10/7/2011	8,100	8,100
Series 2008C-2
0.170%, 10/7/2011	5,665	5,665
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.110%, 10/3/2011	11,145	11,145
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 10/7/2011	11,000	11,000
Total Variable Rate Demand Notes

(Cost $1,025,548)		1,025,548

Asset-Backed Commercial Paper ¡ — 10.9%
Bryant Park Funding
0.170%, 10/17/2011	35,000	34,997
Chariot Funding
0.108%, 10/3/2011	75,810	75,810
Fairway Finance
0.200%, 10/14/2011	25,000	24,998
0.244%, 12/23/2011 Δ	25,000	25,000
0.252%, 3/6/2012	49,000	49,000
0.269%, 4/4/2012 Δ	25,000	25,000
Falcon Asset Securitization
0.140%, 10/14/2011	15,000	14,999
Govco
0.170%, 10/11/2011	70,000	69,997
0.240%, 11/7/2011	10,000	9,998
0.270%, 11/22/2011	25,000	24,990
0.260%, 11/29/2011	45,000	44,981
Grampian Funding
0.250%, 10/3/2011	25,000	25,000
Liberty Street Funding
0.200%, 10/3/2011	20,000	20,000

DESCRIPTION	PAR	VALUE >
0.170%, 10/25/2011	4,000	4,000
0.180%, 10/25/2011	30,000	29,996
0.170%, 10/26/2011	5,000	4,999
0.250%, 12/27/2011	25,000	24,985
Market Street Funding
0.050%, 10/3/2011	20,129	20,129
0.180%, 10/13/2011	30,643	30,641
0.160%, 10/17/2011	55,011	55,007
0.190%, 11/17/2011	16,385	16,381
0.230%, 12/5/2011	13,936	13,930
Old Line Funding
0.190%, 10/17/2011	45,017	45,013
Sheffield Receivables
0.190%, 10/20/2011	37,000	36,996
Thames Asset Global Securitization
0.170%, 10/6/2011	9,000	9,000
0.150%, 10/7/2011	15,000	15,000
0.270%, 10/12/2011	45,000	44,996
0.280%, 10/18/2011	28,000	27,996
Thunder Bay Funding
0.160%, 10/14/2011	11,625	11,624
0.190%, 10/17/2011	50,000	49,996
0.190%, 11/7/2011	25,028	25,023
Total Asset-Backed Commercial Paper

(Cost $910,482)		910,482

Other Notes - 9.6%
Australia & New Zealand Banking Group Δ ¡
0.700%, 12/19/2011	50,000	50,035
0.453%, 1/30/2012	10,000	10,005
0.430%, 10/4/2012	49,000	49,000
Bank of New York Mellon
0.456%, 3/23/2012 Δ	3,735	3,737
Commonwealth Bank of Australia ¡
0.564%, 11/4/2011	56,900	56,914
0.402%, 8/24/2012 Δ	11,000	11,000
Eksportfinans
0.279%, 10/14/2011	25,000	25,000
0.282%, 10/22/2011	25,000	25,000
General Electric Capital
0.502%, 10/21/2011	20,000	20,003
0.478%, 11/21/2011	25,292	25,299
0.437%, 3/2/2012 Δ	750	750
0.366%, 4/10/2012 Δ	35,759	35,774
0.422%, 7/27/2012 Δ	39,900	39,945
International Bank for Reconstruction & Development
0.230%, 7/25/2012 Δ	75,000	75,000
Metropolitan Life Global Funding Δ ¡
0.597%, 3/15/2012	47,849	47,863
0.746%, 4/10/2012	1,000	1,001
0.406%, 7/6/2012	49,500	49,500
0.506%, 8/13/2012	4,400	4,394
National Australia Bank Δ ¡
0.453%, 1/23/2012	20,000	20,012
0.506%, 2/1/2012	2,730	2,732
0.547%, 6/15/2012	5,100	5,104
Nordea Bank
0.393%, 8/17/2012 Δ ¡	65,000	65,000
Rabobank Nederland Δ ¡
0.375%, 1/26/2012	4,000	4,000
0.453%, 1/26/2012	5,780	5,784

DESCRIPTION	PAR	VALUE >
Svenska Handelsbanken Δ ¡
0.376%, 8/7/2012	15,000	15,000
0.372%, 8/9/2012	50,000	50,000
Wachovia
0.379%, 10/15/2011	50,000	50,003
Westpac Banking ¡
0.552%, 10/21/2011	2,300	2,301
0.403%, 10/28/2011	4,000	4,000
0.309%, 9/13/2012 Δ	53,250	53,250
Total Other Notes

(Cost $807,406)		807,406

Government Agency Debt Δ — 9.2%
Federal Home Loan Bank
0.170%, 10/20/2011	100,000	100,000
0.150%, 7/19/2012	100,000	99,951
0.175%, 7/25/2012	75,000	75,000
0.200%, 8/24/2012	100,000	100,000
0.200%, 8/24/2012	50,000	49,998
0.215%, 9/7/2012	50,000	50,000
0.180%, 9/17/2012	75,000	74,986
0.190%, 9/19/2012	125,000	124,988
Federal Home Loan Mortgage Corporation
0.070%, 11/9/2011	100,000	99,991
Total Government Agency Debt

(Cost $774,914)		774,914

Financial Company Commercial Paper — 6.2%
Australia & New Zealand Banking Group ¡
0.266%, 10/7/2011	9,200	9,200
0.286%, 2/2/2012 Δ	50,000	50,000
Barclays US Funding
0.080%, 10/3/2011	55,000	55,000
Commonwealth Bank of Australia ¡
0.302%, 11/4/2011 Δ	18,000	18,000
0.250%, 12/15/2011	65,000	64,966
0.318%, 5/21/2012 Δ	65,000	65,000
DnB NOR Bank
0.260%, 10/28/2011 ¡	15,000	14,997
ING (US) Funding
0.391%, 10/7/2011	25,000	24,998
Novartis Finance
0.050%, 10/3/2011 ¡	40,000	40,000
Reckitt Benckiser Treasury Services ¡
0.381%, 11/7/2011	29,625	29,613
0.371%, 11/21/2011	27,631	27,617
0.351%, 1/4/2012	20,000	19,982
0.350%, 1/5/2012	30,000	29,972
0.381%, 2/13/2012	13,750	13,730
Royal Bank of Scotland
0.421%, 12/9/2011 ¡	15,000	14,988
Skandinaviska Enskilda Banken ¡
0.260%, 10/24/2011	30,000	29,995
0.426%, 11/1/2011	8,000	7,997
Total Financial Company Commercial Paper

(Cost $516,055)		516,055

Government Agency Repurchase Agreements — 14.3%
Deutsche Bank Securities
0.070%, dated 9/30/2011, matures 10/3/2011, repurchase price $300,002 (collateralized by government agency debt: Total market value $306,000)	300,000	300,000
Goldman Sachs & Co.
0.050%, dated 9/30/2011, matures 10/3/2011, repurchase price $100,000 (collateralized by government agency debt: Total market value $102,000)	100,000	100,000
ING Financial Markets
0.100%, dated 9/30/2011, matures 10/3/2011, repurchase price $550,005 (collateralized by government agency debt: Total market value $561,003)	550,000	550,000
Jeffries & Company
0.100%, dated 9/30/2011, matures 10/3/2011, repurchase price $250,002 (collateralized by government agency debt: Total market value $255,000)	250,000	250,000
Total Government Agency Repurchase Agreements

(Cost $1,200,000)		1,200,000

DESCRIPTION	PAR	VALUE >
Other Repurchase Agreement — 1.7%
J.P. Morgan Securities
0.180%, dated 9/30/2011, matures 10/3/2011, repurchase price $145,002 (collateralized by various securities: Total market value $152,256)
Total Other Repurchase Agreements
(Cost $145,000)	145,000	145,000

Treasury Repurchase Agreement—0.4%
Credit Suisse Securities (USA)
0.040%, dated 9/30/2011, matures 10/3/2011, repurchase price $32,706 (collateralized by U.S. Treasury obligations: Total market value $33,361)
Total Treasury Repurchase Agreements
(Cost $32,706)	32,706	32,706

	SHARES
Investment Companies Ω—2.3%

Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.152%	111,682,841	111,683
HSBC Investor Prime Money Market Fund, Class I Shares, 0.062%	50,702,988	50,703
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.100%	30,000,000	30,000
Total Investment Companies

(Cost $192,386)		192,386

Total Investments ▲—100.9%
(Cost $8,460,915)		8,460,915

Other Assets and Liabilities, Net—(0.9)%		(73,183)

Total Net Assets—100.0%		$8,387,732

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the nine-month period ended September 30, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown in the rate in effect as of September 30, 2011.

¡	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of September 30, 2011 , the value of these investments was $1,853,434 or 22.1% of total net assets.

Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2011.

▲	On September 30, 2011, the cost of investments for federal income tax purposes was approximately $8,460,915. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT—Alternative Minimum Tax. As of September 30, 2011, the total value of securities subject to AMT was $38,165 or 0.5% of total net assets.

LOC—Letter of Credit

SPA—Standby Purchase Agreement

STAID—State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a portfolio's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2011 the portfolio's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,856,418	$—	$2,856,418
Variable Rate Demand Notes	—	1,025,548	—	1,025,548
Asset-Backed Commercial Paper	—	910,482	—	910,482
Other Notes	—	807,406	—	807,406
Government Agency Debt	—	774,914	—	774,914
Financial Company Commercial Paper	—	516,055	—	516,055
Government Agency Repurchase Agreements	—	1,200,000	—	1,200,000
Other Repurchase Agreement	—	145,000	—	145,000
Treasury Repurchase Agreement	—	32,706	—	32,706
Investment Companies	192,386	—	—	192,386

Total Investments	$192,386	$8,268,529	$—	$8,460,915

During the nine-month period ended September 30, 2011, the portfolio recognized no transfers between valuation levels.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.